Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote		Mr. Nassetta (our CEO), Mr. Jacobs and Mr. Silcock are included in each of the covered years; Ms. Fuentes is included in 2023 and 2024; Ms. D'Angelo is included in 2024; Mr. Schuyler (former NEO) is included in 2020 through 2023; Ms.Campbell (former NEO) is included in 2020 through 2022; and Mr. Carter (former NEO) is included in 2020.
Peer Group Issuers, Footnote		Reflects the Standard and Poor's 500 Hotels, Resorts & Cruise Lines Index ("S&P Hotels Index").
PEO Total Compensation Amount	[1]	$ 27,957,967	$ 26,556,464	$ 23,532,938	$ 23,285,248	$ 55,870,639
PEO Actually Paid Compensation Amount	[1],[2]	$ 58,773,265	56,800,036	8,350,685	78,651,629	19,725,498
Adjustment To PEO Compensation, Footnote	The following table details the adjustments to the SCT totals to determine CAP for the year ended December 31, 2024 (the "Covered Year"):

	CEO	Average Non-CEO NEOs
SCT Total	$27,957,967	$6,384,084
Less: Grant Date Fair Value of Equity Awards in SCT	($23,099,725)	($3,928,330)
Less: Change in Pension Value in SCT	—	—
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Year(a)(b)	$29,532,032	$5,022,004
Add: Change in Fair Value from the End of the Prior Fiscal Year of Equity Awards Vested in Covered Year as of Vesting Date (Granted in Prior Fiscal Years)(a)(b)	$10,144,843	$1,384,837
Add: Change in Fair Value from the End of the Prior Fiscal Year of Outstanding and Unvested Equity Awards as of Covered Year End (Granted in Prior Fiscal Years)(a)(b)	$14,238,148	$1,970,946
Less: Prior Year Value of Equity Awards that Failed to Meet Vesting Conditions during Covered Year	—	—
Compensation Actually Paid	$58,773,265	$10,833,541
(a)For stock options, the fair values were determined using the Black Scholes-Merton option-pricing model using the assumptions as of the vesting dates or year-end for the year ended December 31, 2024 as included in the table below.

Valuation Date Stock Price	$204.88 - $247.16
Expected Volatility	26.89% - 30.12%
Dividend Yield	0.24% - 0.32%
Risk-Free Rate	4.10% - 4.30%
Expected Term (in Years)	3.5 - 5.2
Fair Value Per Stock Option	$86.10 - $128.96
Expected volatility is estimated using a blended approach of historical and implied volatility. Dividend yields are based on Hilton's expected quarterly dividend and the three-month average stock price. Risk-free rates are based on the yields of U.S. Department of Treasury instruments with similar expected terms. Expected terms are generally estimated based on the midpoint of the remaining time to vest and the contractual terms of the stock options, consistent with the original approach used at grant, and taking into account the circumstances of the grant at the measurement date and other relevant factors under GAAP. The exercise price of the stock options that were granted during the covered year is $203.96.
(b)For PSUs and RSUs, the fair values are based on the closing price of our common stock on the NYSE on the vesting dates or year-end, as applicable. For unvested PSUs, fair values were based upon management's best estimate of the projected achievement of our performance metrics as of year-end. For vested PSUs, fair value as of the vesting date reflects the valuation described in the "Option Exercises and Stock Vested" table.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 6,384,084	5,788,921	5,390,298	4,824,360	8,341,620
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 10,833,541	10,477,589	3,187,416	12,470,862	3,734,772
Adjustment to Non-PEO NEO Compensation Footnote	The following table details the adjustments to the SCT totals to determine CAP for the year ended December 31, 2024 (the "Covered Year"):

	CEO	Average Non-CEO NEOs
SCT Total	$27,957,967	$6,384,084
Less: Grant Date Fair Value of Equity Awards in SCT	($23,099,725)	($3,928,330)
Less: Change in Pension Value in SCT	—	—
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Year(a)(b)	$29,532,032	$5,022,004
Add: Change in Fair Value from the End of the Prior Fiscal Year of Equity Awards Vested in Covered Year as of Vesting Date (Granted in Prior Fiscal Years)(a)(b)	$10,144,843	$1,384,837
Add: Change in Fair Value from the End of the Prior Fiscal Year of Outstanding and Unvested Equity Awards as of Covered Year End (Granted in Prior Fiscal Years)(a)(b)	$14,238,148	$1,970,946
Less: Prior Year Value of Equity Awards that Failed to Meet Vesting Conditions during Covered Year	—	—
Compensation Actually Paid	$58,773,265	$10,833,541
(a)For stock options, the fair values were determined using the Black Scholes-Merton option-pricing model using the assumptions as of the vesting dates or year-end for the year ended December 31, 2024 as included in the table below.

Valuation Date Stock Price	$204.88 - $247.16
Expected Volatility	26.89% - 30.12%
Dividend Yield	0.24% - 0.32%
Risk-Free Rate	4.10% - 4.30%
Expected Term (in Years)	3.5 - 5.2
Fair Value Per Stock Option	$86.10 - $128.96
Expected volatility is estimated using a blended approach of historical and implied volatility. Dividend yields are based on Hilton's expected quarterly dividend and the three-month average stock price. Risk-free rates are based on the yields of U.S. Department of Treasury instruments with similar expected terms. Expected terms are generally estimated based on the midpoint of the remaining time to vest and the contractual terms of the stock options, consistent with the original approach used at grant, and taking into account the circumstances of the grant at the measurement date and other relevant factors under GAAP. The exercise price of the stock options that were granted during the covered year is $203.96.
		(b)For PSUs and RSUs, the fair values are based on the closing price of our common stock on the NYSE on the vesting dates or year-end, as applicable. For unvested PSUs, fair values were based upon management's best estimate of the projected achievement of our performance metrics as of year-end. For vested PSUs, fair value as of the vesting date reflects the valuation described in the "Option Exercises and Stock Vested" table
Equity Valuation Assumption Difference, Footnote	For stock options, the fair values were determined using the Black Scholes-Merton option-pricing model using the assumptions as of the vesting dates or year-end for the year ended December 31, 2024 as included in the table below.

Valuation Date Stock Price	$204.88 - $247.16
Expected Volatility	26.89% - 30.12%
Dividend Yield	0.24% - 0.32%
Risk-Free Rate	4.10% - 4.30%
Expected Term (in Years)	3.5 - 5.2
Fair Value Per Stock Option	$86.10 - $128.96
Expected volatility is estimated using a blended approach of historical and implied volatility. Dividend yields are based on Hilton's expected quarterly dividend and the three-month average stock price. Risk-free rates are based on the yields of U.S. Department of Treasury instruments with similar expected terms. Expected terms are generally estimated based on the midpoint of the remaining time to vest and the contractual terms of the stock options, consistent with the original approach used at grant, and taking into account the circumstances of the grant at the measurement date and other relevant factors under GAAP. The exercise price of the stock options that were granted during the covered year is $203.96.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	The tabular list that follows indicates the performance measures that we believe represent the most important measures we use to link CAP to company performance for the most recently completed fiscal year:

Performance Measures
Adjusted EBITDA
FCF Per Share
Net Unit Growth
RevPAR Index
Stock Price

Total Shareholder Return Amount		$ 225.46	165.81	114.61	140.95	100.54
Peer Group Total Shareholder Return Amount	[3]	147.93	111.92	67.29	88.83	74.12
Net Income (Loss)		$ 1,539,000,000	$ 1,151,000,000	$ 1,257,000,000	$ 407,000,000	$ (720,000,000)
Company Selected Measure Amount	[4]	3,429,000,000	3,089,000,000	2,599,000,000	1,629,000,000	842,000,000
PEO Name		Mr. Nassetta
Additional 402(v) Disclosure		The changes in CAP to our CEO were primarily driven by our stock price, which increased 36% in 2024 from 2023, increased 44% in 2023 from 2022, declined 19% in 2022 from 2021 and increased 40% in 2021 from 2020, as well as our changes in the projected achievement of our PSUs, which, on average, declined during 2020 and increased in 2021 through 2024. Further, our PSUs are based on management's best estimate of the projected achievement of our performance metrics at the end of each performance period and therefore may not consistently correlate with the Company's financial performance in the respective covered year.
Stock options, Fair Value Assumptions, Valuation Date Stock Price, Minimum		$ 204.88
Stock options, Fair Value Assumptions, Valuation Date Stock Price, Maximum		$ 247.16
Stock options, Fair Value Assumptions, Expected Volatility Rate, Minimum		26.89%
Stock options, Fair Value Assumptions, Expected Volatility Rate, Maximum		30.12%
Stock options, Fair Value Assumptions, Dividend Yield Rate, Minimum		0.24%
Stock options, Fair Value Assumptions, Dividend Yield Rate, Maximum		0.32%
Stock options, Fair Value Assumptions, Risk Free Rate, Minimum		4.10%
Stock options, Fair Value Assumptions, Risk Free Rate, Maximum		4.30%
Stock options, Fair Value Assumptions, Expected Term, Minimum		3 years 6 months
Stock options, Fair Value Assumptions, Expected Term, Maximum		5 years 2 months 12 days
Stock options, Grant Date Fair Value, Minimum		$ 86.10
Stock options, Grant Date Fair Value, Maximum		$ 128.96
Stock Options Granted in Covered Year, Exercise Price		$ 203.96
Increase in stock price		36.00%	44.00%		40.00%
Decrease in stock price				19.00%
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name		FCF Per Share
Measure:: 3
Pay vs Performance Disclosure
Name		Net Unit Growth
Measure:: 4
Pay vs Performance Disclosure
Name		RevPAR Index
Measure:: 5
Pay vs Performance Disclosure
Name		Stock Price
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(23,099,725)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		29,532,032
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5],[6]	14,238,148
PEO | Change in Fair Value of Equity Awards Vested in Covered Year as of Vesting Date (Granted in Prior Fiscal Years) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5],[6]	10,144,843
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,928,330)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,022,004
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5],[6]	1,970,946
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[5],[6]	$ 1,384,837

[1]	Mr. Nassetta (our CEO), Mr. Jacobs and Mr. Silcock are included in each of the covered years; Ms. Fuentes is included in 2023 and 2024; Ms. D'Angelo is included in 2024; Mr. Schuyler (former NEO) is included in 2020 through 2023; Ms.Campbell (former NEO) is included in 2020 through 2022; and Mr. Carter (former NEO) is included in 2020.
[2]	The following table details the adjustments to the SCT totals to determine CAP for the year ended December 31, 2024 (the "Covered Year"):

	CEO	Average Non-CEO NEOs
SCT Total	$27,957,967	$6,384,084
Less: Grant Date Fair Value of Equity Awards in SCT	($23,099,725)	($3,928,330)
Less: Change in Pension Value in SCT	—	—
Add: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Covered Year(a)(b)	$29,532,032	$5,022,004
Add: Change in Fair Value from the End of the Prior Fiscal Year of Equity Awards Vested in Covered Year as of Vesting Date (Granted in Prior Fiscal Years)(a)(b)	$10,144,843	$1,384,837
Add: Change in Fair Value from the End of the Prior Fiscal Year of Outstanding and Unvested Equity Awards as of Covered Year End (Granted in Prior Fiscal Years)(a)(b)	$14,238,148	$1,970,946
Less: Prior Year Value of Equity Awards that Failed to Meet Vesting Conditions during Covered Year	—	—
Compensation Actually Paid	$58,773,265	$10,833,541
(a)For stock options, the fair values were determined using the Black Scholes-Merton option-pricing model using the assumptions as of the vesting dates or year-end for the year ended December 31, 2024 as included in the table below.

Valuation Date Stock Price	$204.88 - $247.16
Expected Volatility	26.89% - 30.12%
Dividend Yield	0.24% - 0.32%
Risk-Free Rate	4.10% - 4.30%
Expected Term (in Years)	3.5 - 5.2
Fair Value Per Stock Option	$86.10 - $128.96
Expected volatility is estimated using a blended approach of historical and implied volatility. Dividend yields are based on Hilton's expected quarterly dividend and the three-month average stock price. Risk-free rates are based on the yields of U.S. Department of Treasury instruments with similar expected terms. Expected terms are generally estimated based on the midpoint of the remaining time to vest and the contractual terms of the stock options, consistent with the original approach used at grant, and taking into account the circumstances of the grant at the measurement date and other relevant factors under GAAP. The exercise price of the stock options that were granted during the covered year is $203.96.
(b)For PSUs and RSUs, the fair values are based on the closing price of our common stock on the NYSE on the vesting dates or year-end, as applicable. For unvested PSUs, fair values were based upon management's best estimate of the projected achievement of our performance metrics as of year-end. For vested PSUs, fair value as of the vesting date reflects the valuation described in the "Option Exercises and Stock Vested" table.

[3]	Reflects the Standard and Poor's 500 Hotels, Resorts & Cruise Lines Index ("S&P Hotels Index")
[4]	Adjusted EBITDA is calculated as set forth in "Part II—Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations” of our Annual Report on Form 10-K for the fiscal year ended December 31, 2024. See Annex A for additional information and a reconciliation of Adjusted EBITDA to net income, the most comparable GAAP financial measure
[5]	For stock options, the fair values were determined using the Black Scholes-Merton option-pricing model using the assumptions as of the vesting dates or year-end for the year ended December 31, 2024 as included in the table below.

Valuation Date Stock Price	$204.88 - $247.16
Expected Volatility	26.89% - 30.12%
Dividend Yield	0.24% - 0.32%
Risk-Free Rate	4.10% - 4.30%
Expected Term (in Years)	3.5 - 5.2
Fair Value Per Stock Option	$86.10 - $128.96
Expected volatility is estimated using a blended approach of historical and implied volatility. Dividend yields are based on Hilton's expected quarterly dividend and the three-month average stock price. Risk-free rates are based on the yields of U.S. Department of Treasury instruments with similar expected terms. Expected terms are generally estimated based on the midpoint of the remaining time to vest and the contractual terms of the stock options, consistent with the original approach used at grant, and taking into account the circumstances of the grant at the measurement date and other relevant factors under GAAP. The exercise price of the stock options that were granted during the covered year is $203.96.

[6]	For PSUs and RSUs, the fair values are based on the closing price of our common stock on the NYSE on the vesting dates or year-end, as applicable. For unvested PSUs, fair values were based upon management's best estimate of the projected achievement of our performance metrics as of year-end. For vested PSUs, fair value as of the vesting date reflects the valuation described in the "Option Exercises and Stock Vested" table